Capital and financial risk management - Risk management strategy of hedge relationships - Tabular disclosure (Details) $ in Millions	12 Months Ended
	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 EUR (€) $ / EUR	Mar. 31, 2025 EUR (€) $ / EUR	Mar. 31, 2025 EUR (€) SFr / EUR	Mar. 31, 2025 EUR (€) £ / EUR	Mar. 31, 2025 EUR (€) $ / EUR	Mar. 31, 2025 EUR (€) ¥ / EUR	Mar. 31, 2025 EUR (€) kr / EUR	Mar. 31, 2025 EUR (€) R / EUR	Mar. 31, 2025 EUR (€) ₺ / EUR	Mar. 31, 2025 EUR (€) ₺ / USD	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 EUR (€) $ / EUR	Mar. 31, 2024 EUR (€) $ / EUR	Mar. 31, 2024 EUR (€) SFr / EUR	Mar. 31, 2024 EUR (€) £ / EUR	Mar. 31, 2024 EUR (€) $ / EUR	Mar. 31, 2024 EUR (€) ¥ / EUR	Mar. 31, 2024 EUR (€) kr / EUR	Mar. 31, 2024 EUR (€) R / EUR	Mar. 31, 2024 EUR (€) ₺ / EUR	Mar. 31, 2024 EUR (€) ₺ / USD	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Risk management strategy of hedge relationships
Nominal value	€ 22,628,000,000	€ 22,628,000,000	€ 22,628,000,000	€ 22,628,000,000	€ 22,628,000,000	€ 22,628,000,000	€ 22,628,000,000	€ 22,628,000,000	€ 22,628,000,000	€ 22,628,000,000	€ 22,628,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000	€ 24,783,000,000
Carrying value assets	2,484,000,000	2,484,000,000	2,484,000,000	2,484,000,000	2,484,000,000	2,484,000,000	2,484,000,000	2,484,000,000	2,484,000,000	2,484,000,000	2,484,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000	3,010,000,000
Carrying value liabilities	611,000,000	611,000,000	611,000,000	611,000,000	611,000,000	611,000,000	611,000,000	611,000,000	611,000,000	611,000,000	611,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000
Other comprehensive income
Opening balance	(28,202,000,000)											(30,262,000,000)
Closing balance	(28,886,000,000)											(28,202,000,000)
Additional losses from previous designated hedge relationships included in carrying value of bonds	457,000,000	457,000,000	457,000,000	457,000,000	457,000,000	457,000,000	457,000,000	457,000,000	457,000,000	€ 457,000,000	€ 457,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	€ 710,000,000	€ 710,000,000
Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	345,000,000											(1,892,000,000)
(Gain)/Loss deferred to OCI	134,000,000											1,983,000,000
Gain/(Loss) recycled to financing costs	(197,000,000)											254,000,000
Closing balance	408,000,000											345,000,000
Foreign exchange risk
Other comprehensive income
Average FX rate										0	0										29.68	30.15
Foreign exchange risk | Euro to Turkish Lira forward exchange contracts
Risk management strategy of hedge relationships
Nominal value	0	0	0	0	0	0	0	0	0	€ 0	€ 0	166,000,000	166,000,000	166,000,000	166,000,000	166,000,000	166,000,000	166,000,000	166,000,000	166,000,000	€ 166,000,000	€ 166,000,000
Foreign exchange risk | USD to Turkish Lira forward exchange contracts
Risk management strategy of hedge relationships
Nominal value												121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	$ 0	$ 130
Cash flow hedges
Other comprehensive income
Loss from foreign currency basis outside the cash flow and net investment hedge relationships	200,000,000											251,000,000
Hedge ineffectiveness	28,000,000											67,000,000
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | US dollar bonds
Risk management strategy of hedge relationships
Nominal value	16,097,000,000	16,097,000,000	16,097,000,000	16,097,000,000	16,097,000,000	16,097,000,000	16,097,000,000	16,097,000,000	16,097,000,000	16,097,000,000	16,097,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000	16,756,000,000
Carrying value assets	2,245,000,000	2,245,000,000	2,245,000,000	2,245,000,000	2,245,000,000	2,245,000,000	2,245,000,000	2,245,000,000	2,245,000,000	2,245,000,000	2,245,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000	2,689,000,000
Carrying value liabilities	€ 138,000,000	€ 138,000,000	€ 138,000,000	€ 138,000,000	€ 138,000,000	€ 138,000,000	€ 138,000,000	€ 138,000,000	€ 138,000,000	€ 138,000,000	€ 138,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000	€ 188,000,000
Other comprehensive income
Average FX rate | $ / EUR		1.15											1.18
Average euro interest rate	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.51%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.29%	3.51%	3.29%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | US dollar bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (810,000,000)											€ (2,709,000,000)
(Gain)/Loss deferred to OCI	307,000,000											(1,775,000,000)
Gain/(Loss) recycled to financing costs	(56,000,000)											(124,000,000)
Closing balance	(1,061,000,000)											(810,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Australian dollar bonds
Risk management strategy of hedge relationships
Nominal value	163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000	€ 288,000,000
Carrying value liabilities	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000
Other comprehensive income
Average FX rate | $ / EUR			1.56											1.56
Average euro interest rate	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.58%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.58%	1.57%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Australian dollar bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (13,000,000)											€ (21,000,000)
(Gain)/Loss deferred to OCI	(14,000,000)											(14,000,000)
Gain/(Loss) recycled to financing costs	2,000,000											6,000,000
Closing balance	(1,000,000)											(13,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Swiss franc bonds
Risk management strategy of hedge relationships
Nominal value	204,000,000	€ 204,000,000	€ 204,000,000	€ 204,000,000	€ 204,000,000	€ 204,000,000	€ 204,000,000	€ 204,000,000	€ 204,000,000	€ 204,000,000	€ 204,000,000	624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000	€ 624,000,000
Carrying value assets	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000
Other comprehensive income
Average FX rate | SFr / EUR				1.08											1.08
Average euro interest rate	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.57%	1.53%	1.57%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Swiss franc bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (10,000,000)											€ (3,000,000)
(Gain)/Loss deferred to OCI	23,000,000											22,000,000
Gain/(Loss) recycled to financing costs	(24,000,000)											(15,000,000)
Closing balance	(9,000,000)											(10,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Pound sterling bonds
Risk management strategy of hedge relationships
Nominal value	4,642,000,000	€ 4,642,000,000	€ 4,642,000,000	€ 4,642,000,000	€ 4,642,000,000	€ 4,642,000,000	€ 4,642,000,000	€ 4,642,000,000	€ 4,642,000,000	€ 4,642,000,000	€ 4,642,000,000	4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000	€ 4,771,000,000
Carrying value assets	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000	45,000,000
Carrying value liabilities	€ 444,000,000	€ 444,000,000	€ 444,000,000	€ 444,000,000	€ 444,000,000	€ 444,000,000	€ 444,000,000	€ 444,000,000	€ 444,000,000	€ 444,000,000	€ 444,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000	€ 362,000,000
Other comprehensive income
Average FX rate | £ / EUR					0.86											0.86
Average euro interest rate	3.84%	3.84%	3.84%	3.84%	3.84%	3.84%	3.84%	3.84%	3.84%	3.84%	3.84%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	4.05%	3.84%	4.05%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Pound sterling bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ 333,000,000											€ (37,000,000)
(Gain)/Loss deferred to OCI	(86,000,000)											(244,000,000)
Gain/(Loss) recycled to financing costs	(70,000,000)											(126,000,000)
Closing balance	489,000,000											333,000,000
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Hong Kong dollar bonds
Risk management strategy of hedge relationships
Nominal value	216,000,000	€ 216,000,000	€ 216,000,000	€ 216,000,000	€ 216,000,000	€ 216,000,000	€ 216,000,000	€ 216,000,000	€ 216,000,000	€ 216,000,000	€ 216,000,000	233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000	€ 233,000,000
Carrying value assets	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000
Other comprehensive income
Average FX rate | $ / EUR						9.14											9.08
Average euro interest rate	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.62%	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.92%	1.62%	1.92%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Hong Kong dollar bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ 0											€ (5,000,000)
(Gain)/Loss deferred to OCI	4,000,000											(2,000,000)
Gain/(Loss) recycled to financing costs	(3,000,000)											(3,000,000)
Closing balance	(1,000,000)											0
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Japanese yen bonds
Risk management strategy of hedge relationships
Nominal value	78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000
Carrying value liabilities	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000
Other comprehensive income
Average FX rate | ¥ / EUR							128.53											128.53
Average euro interest rate	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%	2.47%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Japanese yen bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (6,000,000)											€ (12,000,000)
(Gain)/Loss deferred to OCI	(2,000,000)											(15,000,000)
Gain/(Loss) recycled to financing costs	(1,000,000)											9,000,000
Closing balance	(3,000,000)											(6,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Norwegian krona bonds
Risk management strategy of hedge relationships
Nominal value	25,000,000	€ 25,000,000	€ 25,000,000	€ 25,000,000	€ 25,000,000	€ 25,000,000	€ 25,000,000	€ 25,000,000	€ 25,000,000	€ 25,000,000	€ 25,000,000	241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000
Carrying value liabilities	€ 4,000,000	€ 4,000,000	€ 4,000,000	€ 4,000,000	€ 4,000,000	€ 4,000,000	€ 4,000,000	€ 4,000,000	€ 4,000,000	€ 4,000,000	€ 4,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000
Other comprehensive income
Average FX rate | kr / EUR								9.25											9.15
Average euro interest rate	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	0.37%	1.12%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Norwegian krona bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (5,000,000)											€ (12,000,000)
(Gain)/Loss deferred to OCI	(3,000,000)											(13,000,000)
Gain/(Loss) recycled to financing costs	(2,000,000)											6,000,000
Closing balance	0											(5,000,000)
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Foreign exchange forwards
Risk management strategy of hedge relationships
Nominal value	0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000	€ 287,000,000
Carrying value liabilities	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 42,000,000	€ 42,000,000	€ 42,000,000	€ 42,000,000	€ 42,000,000	€ 42,000,000	€ 42,000,000	€ 42,000,000	€ 42,000,000	€ 42,000,000	€ 42,000,000
Other comprehensive income
Average FX rate	0											29.88
Average euro interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%												0.00%
Cash flow hedges | Foreign exchange risk | Cross currency and foreign exchange swaps | Foreign exchange forwards | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ (42,000,000)											€ (34,000,000)
(Gain)/Loss deferred to OCI	1,000,000											15,000,000
Gain/(Loss) recycled to financing costs	(43,000,000)											(7,000,000)
Closing balance	€ 0											€ (42,000,000)
Cash flow hedges | Foreign currency and interest rate risk | Currency swap contract | US dollar bonds
Other comprehensive income
Average FX rate | $ / EUR		0											0
Average euro interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Foreign currency and interest rate risk | Currency swap contract | US dollar bonds | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ 0											€ (11,000,000)
(Gain)/Loss deferred to OCI	0											(11,000,000)
Closing balance												0
Net investment hedge
Other comprehensive income
Hedge ineffectiveness	0											0
Gain from foreign currency basis outside the cash flow and net investment hedge relationships	1,000,000											10,000,000
Net investment hedge | Foreign exchange risk | Cross currency and foreign exchange swaps | South African rand investment
Risk management strategy of hedge relationships
Nominal value	1,203,000,000	€ 1,203,000,000	€ 1,203,000,000	€ 1,203,000,000	€ 1,203,000,000	€ 1,203,000,000	€ 1,203,000,000	€ 1,203,000,000	€ 1,203,000,000	€ 1,203,000,000	€ 1,203,000,000	1,505,000,000	€ 1,505,000,000	€ 1,505,000,000	€ 1,505,000,000	€ 1,505,000,000	€ 1,505,000,000	€ 1,505,000,000	€ 1,505,000,000	€ 1,505,000,000	€ 1,505,000,000	€ 1,505,000,000
Carrying value assets	€ 124,000,000	€ 124,000,000	€ 124,000,000	€ 124,000,000	€ 124,000,000	€ 124,000,000	€ 124,000,000	€ 124,000,000	€ 124,000,000	€ 124,000,000	€ 124,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000	€ 176,000,000
Other comprehensive income
Average FX rate | R / EUR									17.62											17.81
Average euro interest rate	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.76%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.76%	2.19%
Net investment hedge | Foreign exchange risk | Cross currency and foreign exchange swaps | South African rand investment | Reserves of cash flow hedges and net investment hedges
Other comprehensive income
Opening balance	€ 898,000,000											€ 952,000,000
(Gain)/Loss deferred to OCI	(96,000,000)											54,000,000
Closing balance	€ 994,000,000											€ 898,000,000